Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income and capital tax losses with a tax benefit, which are not recognised as deferred tax assets	$ 3,569	$ 2,405
Tax credits, which are not recognised as deferred tax assets	2,375	1,683
Gross amount of income tax losses not recognised	9,718	8,559
Gross amount of tax losses not recognized	13,956	12,709
Tax effect of total losses not recognised	3,569	2,405
Due not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	13	474
Gross amount of capital tax losses not recognised	0	0
Later than one year and not later than two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	5	240
Later than two years and not later than five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	105	2,525
Gross amount of capital tax losses not recognised	0	0
Later than five years and not later than 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	1,449	679
Later than 10 years and not later than 20 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, which are not recognised as deferred tax assets	570
Gross amount of income tax losses not recognised	3,347	2,379
Unlimited [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	4,799	2,262
Gross amount of capital tax losses not recognised	4,238	$ 4,150
Not Later than 10 year[member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, which are not recognised as deferred tax assets	$ 1,805